Property and equipment (Details) - Property, Plant and Equipment - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Equipment		$ 100,846	$ 99,987
Accumulated depreciation		58,335	42,187
Net Fixed Assets	$ 32,625	$ 42,511	$ 57,800